CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CONSOLIDATED BALANCE SHEETS [Abstract]
Prepaid Expense Current	$ 1,188	$ 695
Preferred stock par value	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	25,000,000	25,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock Shares Authorized	500,000,000	500,000,000
Common Stock Shares Issued	73,890,581	73,158,991
Common Stock Shares Outstanding	73,890,581	73,158,991